Related Party Transactions (Details) - USD ($)					1 Months Ended		12 Months Ended
	Feb. 06, 2026	Feb. 05, 2026	Nov. 30, 2025	Mar. 10, 2025	May 31, 2025	Aug. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Feb. 12, 2024
Related Party Transactions [Line Items]
Revenue Derived Days						10 years
Principal amount									$ 50,000
Operating expenses							$ 1,774,680	$ 1,298,406
Repaid of related party							12,058
Promissory Notes [Member]
Related Party Transactions [Line Items]
Principal amount			$ 9,018	$ 36,912			$ 8,865	$ 5,000
Maturity date			Jan. 30, 2026	Sep. 30, 2025			Jan. 30, 2026	Sep. 30, 2025
Interest rate			1.00%	8.00%			8.00%	8.00%
Dr. Marvin Hausman [Member]
Related Party Transactions [Line Items]
Royalty percentage						5.00%
Nova Mentis Life Sciences Corp. [Member]
Related Party Transactions [Line Items]
Royalty payable percentage						2.50%
CEO [Member]
Related Party Transactions [Line Items]
Operating expenses							$ 15,247	$ 0
Repaid of related party							7,058	0
CEO [Member] | Promissory Notes [Member]
Related Party Transactions [Line Items]
Principal amount					$ 5,000
Accrued interest					$ 165
Thornhill Advisory Group, Inc [Member] | CFO Agreement [Member]
Related Party Transactions [Line Items]
Repaid of related party							56,250	41,250
Related Party [Member]
Related Party Transactions [Line Items]
Interest expense related party							1,650	0
Jose Antonio Reyes [Member]
Related Party Transactions [Line Items]
Repaid of related party							$ 3,750	$ 11,250
Subsequent Event [Member]
Related Party Transactions [Line Items]
Principal amount	$ 8,865
Accrued interest	95
Subsequent Event [Member] | Promissory Notes [Member]
Related Party Transactions [Line Items]
Maturity date		May 04, 2026
Subsequent Event [Member] | Thornhill Advisory Group, Inc [Member]
Related Party Transactions [Line Items]
Principal amount	9,018
Accrued interest	$ 21	$ 21
Subsequent Event [Member] | Thornhill Advisory Group, Inc [Member] | Promissory Notes [Member]
Related Party Transactions [Line Items]
Accrued interest		$ 95